TRADE ACCOUNTS PAYABLE (domestic market, debtor risk and imports) (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 5,009,671	R$ 5,718,104
Amounts received by suppliers from financial institutions that are part of the financing agreement - debt risk, in relation to the outstanding balance mentioned above	R$ 373,172	451,420	R$ 571,784
Payment terms for trade accounts payables which require letter of credit to ship the products	180 days
Trade accounts payable - domestic market
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 3,641,918	3,892,296
Trade accounts payable - debtor risk
TRADE ACCOUNTS PAYABLE
Trade accounts payable	381,415	459,899	R$ 584,320
Trade accounts payable - imports
TRADE ACCOUNTS PAYABLE
Trade accounts payable	R$ 986,338	R$ 1,365,909